WARRANTS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
No. of Warrants Issued	0
4/1/2009 [Member]
No. of Warrants Issued	600,000
Exercise Price	$ 0.03
Share Price on Grant Date	$ 0.02
Expiry Date	Mar. 31, 2014
Remaining Contractual Life (Years)	0 years
4/12/2010 [Member]
No. of Warrants Issued	748,030
Exercise Price	$ 0.085
Share Price on Grant Date	$ 0.05
Expiry Date	Apr. 11, 2015
Remaining Contractual Life (Years)	6 months 11 days
8/03/2011 [Member]
No. of Warrants Issued	80,000
Exercise Price	$ 0.075
Share Price on Grant Date	$ 0.04
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
9/13/2011 [Member]
No. of Warrants Issued	50,000
Exercise Price	$ 0.075
Share Price on Grant Date	$ 0.05
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
1/9/2012 [Member]
No. of Warrants Issued	30,000
Exercise Price	$ 0.075
Share Price on Grant Date	$ 0.05
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
Balance as at September 30, 2012 and 2013 [Member]
No. of Warrants Issued	1,508,030
Remaining Contractual Life (Years)	6 months 11 days
9/24/2014 [Member]
No. of Warrants Issued		100,000
Exercise Price		$ 0.25
Share Price on Grant Date		$ 0.2
Expiry Date		Sep. 24, 2016
Remaining Contractual Life (Years)		1 year 11 months 23 days
9/25/2014 [Member]
No. of Warrants Issued		100,000
Exercise Price		$ 0.25
Share Price on Grant Date		$ 0.2
Expiry Date		Sep. 25, 2016
Remaining Contractual Life (Years)		1 year 11 months 23 days
Balance as at September 30, 2014 [Member]
No. of Warrants Issued		948,030
Remaining Contractual Life (Years)		10 months 2 days
10/07/2014 [Member]
No. of Warrants Issued	100,000
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.2
Expiry Date	Oct. 07, 2016
Remaining Contractual Life (Years)	1 year 7 days
1/20/2015 [Member]
No. of Warrants Issued	50,000
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.32
Expiry Date	Jan. 20, 2018
Remaining Contractual Life (Years)	2 years 3 months 18 days
1/29/2015 [Member]
No. of Warrants Issued	160,850
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.3
Expiry Date	Jan. 29, 2018
Remaining Contractual Life (Years)	2 years 3 months 29 days
2/3/2015 [Member]
No. of Warrants Issued	125,000
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.3
Expiry Date	Feb. 03, 2018
Remaining Contractual Life (Years)	2 years 4 months 2 days
4/21/2015 [Member]
No. of Warrants Issued	629,030
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.35
Expiry Date	Apr. 21, 2018
Remaining Contractual Life (Years)	2 years 6 months 18 days
8/4/2015 [Member]
No. of Warrants Issued	9,775
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.35
Expiry Date	Aug. 04, 2018
Remaining Contractual Life (Years)	2 years 9 months 29 days
9/17/2015 [Member]
No. of Warrants Issued	125,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.3
Expiry Date	Sep. 17, 2018
Remaining Contractual Life (Years)	2 years 11 months 16 days
9/25/2015 [Member]
No. of Warrants Issued	125,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.35
Expiry Date	Sep. 25, 2015
Remaining Contractual Life (Years)	2 years 11 months 23 days
9/29/2015 [Member]
No. of Warrants Issued	150,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.4
Expiry Date	Sep. 29, 2018
Remaining Contractual Life (Years)	3 years
Balance as at September 30, 2015 [Member]
No. of Warrants Issued		1,674,655
Remaining Contractual Life (Years)		2 years 3 months 29 days